Label	Element	Value
Class E Prospectus | SIMT S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund
(the "Fund")

Supplement dated February 14, 2018
to the Class E Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"), each dated January 31, 2018

This Supplement provides new and additional information beyond that contained in the Fund's Class E Shares Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby supplemented to reflect the following information regarding the conversion of Class E Shares of the Fund to Class F Shares.

Risk/Return [Heading]	rr_RiskReturnHeading	SIMT S&P 500 Index Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

At a meeting held on January 24, 2018, the Board of Trustees of the Fund approved the conversion of the Fund's Class E Shares into Class F Shares. Accordingly, effective on or about the close of business on April 20, 2018, all Class E Shares of the Fund will automatically convert to Class F Shares. No contingent deferred sales charges will be assessed in connection with this conversion and the conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders (although shareholders should consult their own tax advisors).

Although the contractual fees of Class F Shares are higher than those of Class E Shares, fees are currently being waived (both contractually and voluntarily) to make the total actual operating expenses for the Fund's Class E Shares the same as those of Class F Shares. The difference in contractual fee rates (before waivers) between Class E Shares and Class F Shares is due to the fact that Class F Shares are permitted to pay fees to service providers for ongoing servicing of shareholder accounts at an annual rate of up to 0.25% of average daily net assets of the Class F Shares. The contractual fees for Class F Shares and Class E Shares (before waivers) are currently 0.54% and 0.29%, respectively. These are the costs that would be incurred if no fee waivers were in place. In recognition of the difference in contractual fees for Class F Shares and Class E Shares, the Fund's adviser, administrator and/or distributor have contractually agreed to waive fees and/or reimburse expenses in order to keep total ordinary operating expenses of the Class F Shares from exceeding 0.29%, which would equal the current contractual fees and expenses of the Fund's Class E Shares. In addition to this contractual fee waiver, an additional 0.04% of fees have been voluntarily waived, resulting in total actual operating expenses for the Fund's Class E Shares and Class F Shares equal to 0.25%. Although voluntary fee waivers can be changed at any time, currently there is no plan or intention to do so.

The contractual fee waiver and expense reimbursement agreement for Class F Shares (the "Agreement") is effective as of January 31, 2018 and shall remain in effect for three years. Interest from borrowings, brokerage commissions, taxes, trustee fees, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the Agreement. The Agreement may be amended or terminated only with the consent of the Board of Trustees. This means that, through January 31, 2021, even if the voluntary fee waiver on Class F Shares was eliminated, former Class E shareholders will incur fees no higher than 0.29%. Again, there is no current plan or intention to change the existing voluntary fee waiver on Class F shares.

The Board's approval of the conversion of the Fund's Class E Shares into Class F Shares was based on the foregoing and other factors. For your convenience, we have included in the table below a comparison of the Shares' fees, expenses, waivers and reimbursements, as described above.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No contingent deferred sales charges will be assessed in connection with this conversion and the conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders (although shareholders should consult their own tax advisors).
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no other changes to the Prospectus or SAI. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Class E Prospectus | SIMT S&P 500 Index Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.29%
Contractual Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Contractual Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses After Voluntary Fee Waivers	ck0000804239_TotalAnnualFundOperatingExpensesAfterVoluntaryFeeWaivers	0.25%
Voluntary Fee Waivers	ck0000804239_VoluntaryFeeWaivers	(0.04%)
Class E Prospectus | SIMT S&P 500 Index Fund | Class F, effective 1-31-2017 (formerly Class A)
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Contractual Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Contractual Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses After Voluntary Fee Waivers	ck0000804239_TotalAnnualFundOperatingExpensesAfterVoluntaryFeeWaivers	0.25%
Voluntary Fee Waivers	ck0000804239_VoluntaryFeeWaivers	(0.04%)